Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Basis of presentation and use of estimates

(a)          Basis of presentation and use of estimates

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and related disclosures. Actual results could differ materially from these estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include allowance for credit losses, valuation allowance of deferred tax assets, impairment assessment of goodwill and impairment assessment of long-lived assets.

Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Consolidation

(b)          Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIE for which the Company is the primary beneficiary and its subsidiaries. All significant transactions and balances among the Company, its subsidiaries, the VIE and VIE’s subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one-half of the voting power, or has the power to appoint or remove the majority of the members of the board of directors to cast majority of votes at meetings of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

An entity is considered to be a VIE if the entity’s equity holders do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

The Group consolidates entities for which the Company is the primary beneficiary if the entity’s other equity holders do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

In determining whether the Company or its subsidiary is the primary beneficiary of a VIE, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, including the power to appoint senior management, right to direct company strategy, power to approve capital expenditure budgets, and power to establish and manage ordinary business operation procedures and internal regulations and systems.

Management has evaluated the contractual arrangements among Giganology Shenzhen, Shenzhen Xunlei and its shareholders and concluded that Giganology Shenzhen receives all of the economic benefits and absorbs all of the expected losses from Shenzhen Xunlei and has the power to direct the aforementioned activities that are significant to Shenzhen Xunlei’s economic performance, and is the primary beneficiary of Shenzhen Xunlei. Therefore, Shenzhen Xunlei and its subsidiaries’ results of operation, assets and liabilities have been included in the Group’s consolidated financial statements. Management monitors the regulatory risk associated with these contractual arrangements. See note 26 for further discussion.

Non-controlling interests represent the portion of the net assets of a subsidiary attributable to interests that are not owned by the Company. The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interests in the results of the Group is presented on the face of the consolidated statements of comprehensive (loss)/income as an allocation of the total income or loss for the year between non-controlling shareholders and the shareholders of the Company.

Business combinations

(c)Business combinations

The Group accounts for acquisitions of entities that include inputs and processes and have the ability to generate economic benefit as business combinations. The Group allocates the purchase price of the acquisition to the tangible assets and identifiable intangible assets acquired based on their estimated fair values. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related costs are expensed as incurred.

Foreign currency translation

(d)          Foreign currency translation

The Company’s reporting and functional currency is the United States Dollar (‘‘USD’’). The functional currency of Onething Co., Ltd. (Thailand) (“Thailand Onething”) is the Thai Baht (“THB”), the functional currency of other subsidiaries, the VIE and VIE’s subsidiaries located in the Mainland China is the Renminbi (‘‘RMB’’), and the functional currency of other subsidiaries located outside the Mainland China is the USD. Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in foreign currencies are remeasured into the functional currency using the applicable exchange rates prevailing at the balance sheet date. The resulting exchange gains and losses from foreign currency transactions are included in “Other income, net” within the consolidated statements of comprehensive (loss)/income.

The Company uses the monthly average exchange rate for the year and the exchange rates at the balance sheet date to translate the operating results and financial position, respectively, of its subsidiaries whose functional currency is other than the USD. The resulting translation differences are recorded in cumulated translation adjustments, a component of shareholders’ equity.

The exchange rate used is based on the rates released by Chinese State Administration of Foreign Exchange.

Cash and cash equivalents and restricted cash

(e)          Cash and cash equivalents and restricted cash

Cash and cash equivalents include cash on hand, cash in bank and time deposits placed with banks or other financial institutions, which have original maturities of three months or less and are readily convertible to known amounts of cash.

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the face of the consolidated balance sheets, and is included in the total cash, cash equivalents, and restricted cash in the consolidated statements of cash flows. The Group’s restricted cash represented the cash balance on deposit as required by the court for ongoing litigations.

Short-term investments

(f)           Short-term investments

Short-term investments include deposits placed with banks with original maturities of more than three months but within one year and investments in financial instruments with a variable interest rate indexed to the performance of underlying assets. In accordance with ASC 825 Financial Instruments, for investments in financial instruments with a variable interest rate indexed to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive (loss)/income. Interest generated from short term investments are recorded when interest payments are received at the maturity date. It is recorded as “Other income, net” on the statement of comprehensive (loss)/income and measured based on the actual amount of interest the Group received.

Allowance for expected credit losses

(g)          Allowance for expected credit losses

Effective on January 1, 2020, the Group adopted Accounting Standards Update (ASU) 2016-13, Financial Instruments - Credit Losses (Topic 326) under a modified retrospective transition, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost with the cumulative-effect adjustment recognized to the opening balance of accumulated deficit of the Group as of January 1, 2020. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, referred to as a current expected credit losses (“CECL”) methodology, which will result in more timely recognition of credit losses. The CECL methodology requires that the full amount of expected credit losses for the lifetime of the financial instrument be recorded at the time it is originated or acquired, considering relevant historical experience, current conditions and reasonable and supportable macroeconomic forecasts that affect the collectability of financial assets, and adjusted for changes in expected lifetime credit losses subsequently, which may require earlier recognition of credit losses. The Group’s accounts receivable, due from related parties and other current assets (including other receivables) and other long-term non-current assets (including other long-term receivables) are within the scope of ASC Topic 326.

The Group assessed the credit loss for accounts receivable with similar risk characteristics on a pool basis. The credit loss assessment for each pool was mainly based on past collection experience, consideration of current and future economic conditions and changes in the Group’s collection trends.

Inventories

(h)           Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined using actual cost on a weighted average basis. Net realizable value is the amount that can be realized from the sale of the inventory in the normal course of business after allowing for the costs of realization.

Long-term investments

(i)           Long-term investments

The Group holds investments in privately held companies. The Group adopted ASU 2016-01, Financial Instruments, and measure long-term equity investments, other than equity method investments, at fair value through earnings. For those investments over which the Group does not have significant influence and without readily determinable fair value, the Group elected to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. Under this measurement alternative, changes in the carrying value of equity investments will be required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

Management regularly evaluates the impairment of long-term equity investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss recognised equal to the excess of the investment costs over its fair value at the end of each reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

During the years ended December 31, 2020, 2021 and 2022, the Group recognized an impairment of USD794,000, nil and USD590,000, respectively.

Property and equipment

(j)          Property and equipment

Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. Residual rate is determined based on the economic value of the asset at the end of the estimated useful life as a percentage of the original cost. If the Group commits to a plan to abandon a long-lived asset before the end of its previous estimated useful life, depreciation shall be revised to reflect a shortened useful life.

	Estimated useful lives	Residual rate
Office building	20 years	5%
Building decoration	10 years	5%
Servers and network equipment	3-5 years	5%
Computer equipment	5 years	5%
Furniture, fixtures and office equipment	3-5 years	5%
Motor vehicles	5 years	5%
Leasehold improvements	Shorter of lease term or 3 years	—

Repair and maintenance costs are expensed as incurred. Expenditures that substantially increase an asset’s useful life are capitalized. Upon sale or disposal, gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive (loss)/income. The cost and related accumulated depreciation are removed from the consolidated balance sheets.

Goodwill

(k)           Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries, the VIE and VIE’s subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired.

On January 1, 2020, the Company adopted the ASU 2017-04: Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. After adopting this guidance, the Group performs the quantitative impairment test by comparing the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, the amount by which the carrying amount exceeds the reporting unit’s fair value is recognized as impairment.

The Group’s goodwill was attributable to the Company as a whole. The Group applies the quantitative assessment for the impairment test of goodwill as of December 31, 2021 and 2022. The impairment test for goodwill determines the fair value of the reporting unit, the Company as a whole, and compares it to the carrying value of the assets and liabilities, including goodwill, of the reporting unit. The fair value of the Company was estimated by management using the discounted cash flow model derived from the long-term (five-year) cash flow projections, which included significant judgements and assumptions relating to revenue forecast and operating margins, discount rate that reflects market assessments of the time value and the specific risks relating to the Company, and cash flows beyond the five-year period are extrapolated using a terminal growth rate.

No goodwill impairment losses were recognized for the years ended December 31, 2020, 2021 and 2022 based on the impairment test performed by the Group.

Intangible assets

(l)         Intangible assets

Intangible assets, which include land use rights, acquired computer software and audio-visual license, are carried at cost less accumulated amortization with no residual value and impairment loss, if any. Amortization of intangible assets is computed using the straight-line method over the estimated useful lives of the assets as follows:

Estimated useful lives
Land use rights	30 years
Acquired computer software	5 years
Audio-visual license	9 years

Impairment of long-lived assets

(m)          Impairment of long-lived assets

For other long-lived assets, the Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to be received from use of the assets and their eventual disposition at the lowest level of identifiable cash flows. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. If the Group identifies an impairment, the carrying value of the asset will be reduced to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values.

Commitments and contingencies

(n)          Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. In regard to legal cost, the Group recorded such costs as incurred.

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Group, but which will only be resolved when one or more future events occur or fail to occur. The Group’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Group or unasserted claims that may result in such proceedings, the Group, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Group’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Operating leases

(o)          Operating leases

The adoption of ASC Topic 842 Leases (“ASC 842”) requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet.

Lessees shall follow the requirements to classify most leases as either financing or operating using principles similar to previous lease accounting. In the statement of comprehensive (loss)/income, a lessee shall present both of the following: a) for finance leases, the interest expense on the lease liability and amortization of the right-of-use asset are not required to be presented as separate line items and shall be presented in a manner consistent with how the entity presents other interest expense and depreciation or amortization of similar assets, respectively; b) for operating leases, lease expense shall be included in the lessee’s income from operations.

The Group have elected the short-term lease exemption for all leases with a lease term of 12 months. Payments associated with short-term leases are recognized on a straight-line basis as an expense in profit or loss.

The standard also requires a lessee to recognize a single lease cost related to operating lease, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis.

With the adoption of ASC 842, the Group assesses, at contract inception, whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

In determining the appropriate discount rate to use in calculating the present value of contractual lease payments, management regularly evaluates the lessee’s incremental borrowing rate, as the rate implicit in the lease cannot be readily determined.

Revenue recognition

(p)          Revenue recognition

Revenue is recognized when or as the control of the services or goods is transferred to the customer. Depending on the terms of the contract and the laws that apply to the contract, control of the services and goods may be transferred over time or at a point in time.

A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. Contract costs includes incremental costs of obtaining a contract and costs to fulfil a contract.

The Group generates revenues from various streams. Net revenues presented in the consolidated statements of comprehensive (loss)/income represent revenues from service and product sales net off sales discount, value-added tax and related surcharges.

2.            Summary of significant accounting policies (Continued)

(p)          Revenue recognition (Continued)

(I)            Subscription revenues

The Group operates a VIP membership program where VIP members can have access to high speed online acceleration services, online streaming and other access privileges. The membership fee is time-based and is collected up-front from subscribers. The terms of time-based subscriptions range from one month to twelve months, with the subscribers having the option to renew the contract. The receipt of subscription fee is initially recorded as contract liabilities. The Group satisfies its various performance obligations by providing services throughout the subscription period and revenue is recognized rateably over the period of subscription as services are rendered. Unrecognized portion beyond 12 months from balance sheet date is classified as a long-term liability. The Group evaluated the principal versus agent criteria and determined that the Group is the principal in the transaction and accordingly records revenue on a gross basis. In determining whether to report revenues gross for the amount of subscription revenue, the Group assesses whether it maintains the principal relationship with the VIP members, whether it bears the credit risk and whether it establishes prices for the end users. Service fees levied by online system and mobile payment channels (‘‘Payment handling charges’’) are recorded as the cost of revenues in the same period as the revenue for the membership fee is recognized.

(II)         Live streaming revenues

The Group operates certain live streaming platforms where users can access the platform, view the live streaming content provided by performers, and purchase virtual gifts which they can grant to performers in the live streaming platform to show support for their favorite performers. Xunlei is the principal in the provision of the live streaming content and experience, which is considered as the performance obligation of the Group. The Group recognizes revenue from sales of virtual gifts to the viewers when the relevant virtual gifts are presented to the performers or over the duration of stated period of the time-based item. The Group does not have further obligations to the viewers after the virtual gifts are consumed immediately or after the stated period for time-based items, although the Group will continue to provide the live streaming content to the viewers in order to continue to generate sales of virtual gifts.

(III)         Cloud computing revenues

On a monthly basis, the Group records the bandwidth it delivers and recognizes revenue from customers under contractual rates applied (price per Gigabyte (“GB”) of bandwidth multiplies total GBs of bandwidth per month).

2.            Summary of significant accounting policies (Continued)

(p)          Revenue recognition (Continued)

(IV)     Other internet value-added services revenues

(i)        Advertising revenues

The Group entered into a user traffic monetization agreement with Beijing Itui Online Network Technology Co., Ltd. (“Itui Online”), a company controlled by the Company’s principal shareholder since May 2020. Itui Online has been handling substantially all of the Group’s advertising resources, including negotiation and entering into contract with advertisers, matching the requirements of advertisers and dispatching the advertising content to Xunlei’s platforms, accordingly advertisers or advertising agencies are considered as customers of Itui Online and Itui Online is viewed as the customer of the Group.  Revenue arising from this transaction is recognized monthly based on the data publicized on the platforms and pre-agreed sharing portion.

Prior to the above arrangement, the Group cooperated with third-party advertising platforms for placing of the advertising content to the Group’s advertising resources. As these third-party advertising platforms are viewed as customers in these transactions, revenue is recognized monthly based on the data publicized on the platforms and pre-agreed sharing portion.

(ii)        Online games revenues

The Group enters into a series of technical cooperation agreements with third party online game operators. Users access to the Group’s platform and purchase in-game virtual items which can then be used in games provided by the third-party online game operators. The Group provides the third-party online game operators with a portal which the online game operators can host the online games. The Group charges the online game operators based on a pre-determined portion of proceeds earned from paying users pursuant to the revenue sharing arrangements for the provision of portal and payment collection service to the online game operators. The third-party online game operators are the principal in the provision of games to users and the Group provides the relevant platform to the game operators, therefore, the game operators are viewed as the customers in these transactions.

The service fees receivable from the third-party online game operators are variable, which are contingent upon future events (future cash proceeds paid by game players), and are recognized when the contingency is met provided that collectability is reasonably assured.

Sales and marketing expenses

(q)          Sales and marketing expenses

Sales and marketing expenses comprise primarily salaries and benefits of sales and marketing personnel and external advertising and market promotion expenses. The external advertising and market promotion expenses from operations amounted to approximately USD11,026,000, USD15,052,000 and USD12,551,000 for the years ended December 31, 2020, 2021 and 2022, respectively.

General and administrative expenses

(r)           General and administrative expenses

General and administrative expenses consist primarily of salaries and benefits (including related share-based compensation), professional service fees, legal expenses and other administrative expenses.

Research and development costs

(s)           Research and development costs

The Group incurred research and development costs to develop its acceleration products, live streaming platforms and bandwidth crowdsourcing technologies to enhance the competitive advantages of the Group’s key products, such as Xunlei Accelerator and cloud computing services. Costs incurred during the research phase are expensed as incurred. Costs incurred for the development of the downloading software, live streaming platforms and bandwidth crowdsourcing technologies prior to the establishment of technological feasibility, which is when a working model is available, are expensed when incurred. The development costs qualified for capitalization were immaterial for the periods presented.

In addition, the Group incurred other research and development costs in relation to software used to support its operations. Any development costs qualified for capitalization were immaterial for the periods presented.

Taxation and uncertain tax positions

(t)          Taxation and uncertain tax positions

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements’ carrying amounts of existing assets and liabilities and their respective tax bases and tax loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which the difference is expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized. The estimation of future taxable income involves significant judgement and estimates. Based on management’s estimated future taxable income, management concluded that it is more likely than not that the net operating losses carried forward cannot be utilized prior to their respective expiration dates. The Group adopted the ASC 740 “Income Taxes” regarding uncertain tax positions and evaluated its open tax positions that exist in each jurisdiction for each reporting period. If an uncertain tax position is taken or expected to be taken in a tax return, the tax benefit from that uncertain position is recognized in the Group’s consolidated financial statements if it is more likely than not that the position is sustainable upon examination by the relevant taxing authority. The Group did not have any significant uncertain tax position and there was no effect on its financial condition or results of operations as a result of implementing the ASC 740 “Income Taxes”. The Group recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense, if any.

PRC Value-added Tax (“VAT”)

VAT payable on goods sold or taxable labor services provided by a general VAT taxpayer for a taxable period is the net balance of the output VAT for the period after crediting the input VAT for the period. In addition to the product revenues currently subject to VAT at a rate of 13%, the Group’s revenue from subscription, live streaming, cloud computing services, online advertising and other internet value-added services are now subject to VAT at a rate of 6%.

According to the policy of the PRC State Tax Bureau, starting from April 1, 2019 to December 31, 2021, enterprises that engage in postal services, telecommunication services and consumer services are entitled to claim 110% of the input tax incurred as tax credit in determining VAT payable. The policy has been extended to December 31, 2022 by the PRC State Tax Bureau on February 18, 2022. Starting from January 1, 2023 to December 31, 2023, enterprises that engage in previously mentioned services are entitled to claim 105% of the input tax incurred as tax credit in determining VAT payable according to the policy of the PRC State Tax Bureau on January 9, 2023.

Employee benefits

(u)          Employee benefits

Full-time employees of the Company’s subsidiaries, VIE and VIE’s subsidiaries in the PRC participate in a government mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the subsidiaries, VIE and VIE’s subsidiaries of the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts from operations for such employee benefits, which are expensed as incurred, were USD7,949,000, USD12,411,000 and USD14,266,000 for the years ended December 31, 2020, 2021 and 2022, respectively.

Share-based compensation

(v)         Share-based compensation

The Group measures share-based compensation based on the stock price at the grant date. As the Group has granted restricted shares with service-only condition, the Group elected to recognize compensation costs net of estimated forfeitures on a straight-line basis over the requisite service period, which is generally the same as the vesting period. The amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the award that is vested at that date.

Government subsidies

(w)          Government subsidies

The Group receives subsidies from the local PRC government for general use or purchase of equipment. General-use subsidies which are not subject to any conditions or specific use requirements are recorded as subsidy income in the consolidated statements of operations. Subsidies for purchase of equipment are recorded as deferred government grant when received, and are recorded as other income over the expected useful life of the assets after the related equipment has been purchased.

Segment reporting

(x)          Segment reporting

The Group’s Chief Executive Officer has been identified as the chief operating decision maker, who reviews consolidated operating results of the Group when making decisions about allocating resources and assessing performance of the Group as a whole. The Group has internal reporting of revenues, costs and expenses that does not distinguish between segments, and reports costs and expenses by nature as a whole. The Group does not distinguish between markets or segments for the purpose of internal reporting. Management has determined that the Group operates and manages its business as a single segment, around 88% of revenues of the Group were derived from mainland China during the year ended December 31, 2022.

2.            Summary of significant accounting policies (Continued)

(x)          Segment reporting (Continued)

An analysis of the different types of total revenues for the years ended December 31, 2020, 2021 and 2022 are summarized as follows:

Revenue from operations	Years ended December 31,
(In thousands)	2020	2021	2022
Subscription revenue	84,299	91,174	100,557
Live streaming revenue and other internet value-added services (note a)	38,039	53,614	122,372
Cloud computing services and product revenue (note b)	64,345	94,813	119,635
Total revenues	186,683	239,601	342,564

Notes:

(a)	Other internet value-added services mainly comprised online advertising, online games and other technical services.
(b)	Product revenue comprised sales of OneThing Cloud and Onething Edge Station devices and hard disks.

(c)The total revenues were reclassified to present in three types for the year ended December 31, 2022, and accordingly the classification of total revenues has been adjusted retrospectively for the years ended December 31, 2020 and 2021.

Net (loss)/income per share

(y)          Net (loss)/income per share

Net basic (loss)/income per share is computed by dividing net (loss)/income attributable to holders of common shares by the weighted-average number of common shares outstanding during the year using the two-class method. Using the two-class method, net (loss)/income is allocated between common shares and other participating securities based on their participating rights.

Net diluted (loss)/income per share is calculated by dividing net (loss)/income attributable to common shareholders as adjusted for the effect of dilutive common equivalent shares, if any, by the weighted-average number of common and dilutive common equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted (loss)/income per share if their effects would be anti-dilutive. Common share equivalents are included for the unvested stock under the treasury stock method.

Comprehensive (loss)/income

(z)        Comprehensive (loss)/income

Comprehensive (loss)/income is defined as the change in equity of the Group during the period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Accumulated other comprehensive (loss)/income, as presented on the accompanying consolidated balance sheets, consists of cumulative translation adjustments.

Profit appropriation and statutory reserves

(aa)        Profit appropriation and statutory reserves

The Group’s subsidiaries, the VIE and VIE’s subsidiaries incorporated in the PRC are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations. Appropriation to the statutory general reserve should be at least 10% of the after-tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities’ registered capital. The Group is not required to make appropriation to other reserve funds and the Group does not have any intentions to make appropriations to any other reserve funds.

The general reserve fund can only be used for specific purposes, such as setting off the accumulated losses, enterprise expansion or increasing the registered capital. Appropriations to the general reserve funds are classified in the consolidated balance sheets as statutory reserves.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Group does not do so.

Dividends

(bb)         Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2020, 2021 and 2022. The Group does not have any present plan to pay any dividends on common shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.

Recent accounting pronouncements

(cc)        Recent accounting pronouncements

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which (1) to clarify the guidance in Topic 820, Fair Value Measurement, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) to amend a related illustrative example, and (3) to introduce new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The new amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years, including interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (ASU 2021-08), which clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with Topic 606, Revenue from Contracts with Customers. The new amendments are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The amendments should be applied prospectively to business combinations occurring on or after the effective date of the amendments, with early adoption permitted.

The Group does not expect that the adoption of those guidance will have a material impact on the consolidated financial statements.